Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: November 12, 2019

Payment Date	11/15/2019
Collection Period Start	10/1/2019
Collection Period End	10/31/2019
Interest Period Start	10/15/2019
Interest Period End	11/14/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$52,816,399.63	$34,902,018.43	$17,914,381.20	0.075271	Jun-20
Class A-2 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,040,346,399.63	$34,902,018.43	$1,005,444,381.20

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,063,950,005.49	$1,028,300,686.47	0.822641
YSOC Amount	$20,539,770.81	$19,792,470.22
Adjusted Pool Balance	$1,043,410,234.68	$1,008,508,216.25
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$52,816,399.63	2.50668%	ACT/360	$114,005.78
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$881,500.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$1,040,346,399.63			$2,224,176.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,063,950,005.49	$1,028,300,686.47
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,043,410,234.68	$1,008,508,216.25
Number of Receivable Outstanding	61,344	60,437
Weight Average Contract Rate	4.43%	4.42%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,892,952.60
Principal Collections	$35,300,590.58
Liquidation Proceeds	$95,382.65
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,288,925.83
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,288,925.83

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$886,625.00	$886,625.00	$—	$—	$38,402,300.83
Interest - Class A-1 Notes	$114,005.78	$114,005.78	$—	$—	$38,288,295.05
Interest - Class A-2 Notes	$881,500.00	$881,500.00	$—	$—	$37,406,795.05
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$36,549,211.72
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$36,283,355.72
First Allocation of Principal	$—	$—	$—	$—	$36,283,355.72
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$36,241,058.72
Second Allocation of Principal	$7,318,183.38	$7,318,183.38	$—	$—	$28,922,875.34
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$28,892,634.01
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,632,634.01
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,599,940.68
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,339,940.68
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,339,940.68
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,276,105.63
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,276,105.63
Remaining Funds to Certificates	$1,276,105.63	$1,276,105.63	$—	$—	$—
Total	$39,288,925.83	$39,288,925.83	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,539,770.81
Increase/(Decrease)	$(747,300.59)
Ending YSOC Amount	$19,792,470.22

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,043,410,234.68	$1,008,508,216.25
Note Balance	$1,040,346,399.63	$1,005,444,381.20
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	27	$348,728.44
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	42	$95,382.65
Monthly Net Losses (Liquidation Proceeds)			$253,345.79
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.26%
Current Collection Period			0.29%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$687,428.02
Cumulative Net Loss Ratio			0.05%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	107	$2,010,470.43
60-89 Days Delinquent	0.03%	17	$320,489.60
90-119 Days Delinquent	0.01%	6	$99,598.37
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	130	$2,430,558.40

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$151,989.85
Total Repossessed Inventory	8	$186,624.17

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	23	$420,087.97
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.02%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.04%
Current Collection Period		0.04%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No